Premises and Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Premises and Equipment
Land	$ 3,851,000	$ 3,857,000
Buildings and improvements	18,371,000	18,359,000
Furniture and equipment	26,156,000	25,420,000
Construction in process	3,028,000	0
Total premises and equipment	51,406,000	47,636,000
Less accumulated depreciation	(33,201,000)	(31,532,000)
Total net premises and equipment	$ 18,205,000	$ 16,104,000